COLUMBIA HIGH YIELD FUND, VARIABLE SERIES
                                  (The "High Yield Fund")

                     SUPPLEMENT TO THE PROSPECTUSES DATED MAY 1, 2005


         The section describing the portfolio managers for the High Yield Fund under the section TRUST MANAGEMENT ORGANIZATIONS; PORTFOLIO MANAGERS is revised in its entirety as follows:

Stephen Peacher, a managing director of Columbia Management, is the lead manager for the Fund and has co-managed the Fund since September, 2005. Mr. Peacher has been associated with Columbia Management since April, 2005. Prior to April, 2005 , Mr. Peacher was employed by Putnam Investments, where he served as the Chief Investment Officer of the Credit Team for the previous five years.

Kevin L. Cronk, a vice president of Columbia Management, is a co-manager for the Fund and has co-managed the Fund since September, 2005. Mr. Cronk has been associated with Columbia Management or its predecessors since August, 1999. Prior to joining Columbia Management in August, 1999, Mr. Cronk was an investment associate in the High Yield Group at Putnam Investments from May, 1996 to July, 1999.

Thomas A. LaPointe, a vice president of Columbia Management, is a co-manager for the Fund and has co-managed the Fund since September, 2005. Mr. LaPointe has been associated with Columbia Management or its predecessors since February, 1999.




                                                             September 19, 2005

                           COLUMBIA HIGH YIELD FUND, VARIABLE SERIES
                     SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION
                                     DATED MAY 1, 2005

         All references to Jeffrey L. Rippey are deleted from the section MORE FACTS ABOUT THE TRUST; PORTFOLIO MANAGERS.

         The following is added to the table "Other Accounts Managed by Portfolio Managers" under the section MORE FACTS ABOUT THE TRUST; PORTFOLIO
MANAGERS:

------------------------------ ------------------------------ ------------------------------- -------------------------------

                                   Other SEC-registered
                               open-end and closed-end funds     Other pooled investment
      Portfolio Manager                                                  vehicles                     Other accounts
------------------------------ ------------------------------ ------------------------------- -------------------------------
------------------------------ --------------- -------------- --------------- --------------- --------------- ---------------
                                 Number of        Assets        Number of         Assets        Number of         Assets
                                  accounts                       accounts                        accounts
------------------------------ --------------- -------------- --------------- --------------- --------------- ---------------
------------------------------ --------------- -------------- --------------- --------------- --------------- ---------------
Kevin L. Cronk*                      10           $6.666           8**         $1.3 billion         3          $357 million
                                                  billion
------------------------------ --------------- -------------- --------------- --------------- --------------- ---------------
------------------------------ --------------- -------------- --------------- --------------- --------------- ---------------
Thomas A. LaPointe*                  10           $6.666           8**         $1.3 billion         4          $357 million
                                                  billion
------------------------------ --------------- -------------- --------------- --------------- --------------- ---------------
------------------------------ --------------- -------------- --------------- --------------- --------------- ---------------
Stephen Peacher***                   0              N/A             0              N/A              0              N/A
------------------------------ --------------- -------------- --------------- --------------- --------------- ---------------
* Information is provided as of March 31, 2005
** Included among these accounts are five accounts, totaling $934 million in assets, that include an advisory fee based on performance.
*** Information is provided as of August 31, 2005.

         The following is added to the table "Ownership of Securities" under the section MORE FACTS ABOUT THE TRUST; PORTFOLIO MANAGERS:

------------------------------------------------------- -----------------------------------------------------
                                                           Dollar Range of Equity Securities in the Fund
                  Portfolio Manager                                      Beneficially Owned

------------------------------------------------------- -----------------------------------------------------
------------------------------------------------------- -----------------------------------------------------
Kevin L. Cronk                                                                   $0
------------------------------------------------------- -----------------------------------------------------
------------------------------------------------------- -----------------------------------------------------
Thomas A. LaPointe                                                               $0
------------------------------------------------------- -----------------------------------------------------
------------------------------------------------------- -----------------------------------------------------
Stephen Peacher                                                                  $0
------------------------------------------------------- -----------------------------------------------------

         The following is added to the table "Compensation" under the section MORE FACTS ABOUT THE TRUST; PORTFOLIO MANAGERS:

------------------------------- ----------------------------------------- ----------------------------------------
      Portfolio Manager                  Performance Benchmark                          Peer Group

------------------------------- ----------------------------------------- ----------------------------------------
------------------------------- ----------------------------------------- ----------------------------------------
Kevin L. Cronk                        Merrill Lynch High Yield U.S.          Lipper High Current Yield Category
                                       Corporates, Cash Pay Index
------------------------------- ----------------------------------------- ----------------------------------------
------------------------------- ----------------------------------------- ----------------------------------------
Thomas A. LaPointe                    Merrill Lynch High Yield U.S.          Lipper High Current Yield Category
                                       Corporates, Cash Pay Index
------------------------------- ----------------------------------------- ----------------------------------------
------------------------------- ----------------------------------------- ----------------------------------------
Stephen Peacher                       Merrill Lynch High Yield U.S.          Lipper High Current Yield Category
                                       Corporates, Cash Pay Index
------------------------------- ----------------------------------------- ----------------------------------------

                                                            September 19, 2005